CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ .001	$ .001	$ 0.001
Preferred stock, shares authorized (in shares)	4,985,000	4,985,000	4,985,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	125,000,000	125,000,000	125,000,000
Common stock, shares issued (in shares)	83,688,314	76,990,639	48,670,144
Common stock, shares outstanding (in shares)	83,688,314	76,990,639	48,670,144
Class B convertible preferred stock
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	0	0	1,080,000
Preferred stock, shares outstanding (in shares)	0	0	1,080,000
Series C Convertible Preferred Stock
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	2,500,000	2,500,000	2,500,000
Preferred stock, shares issued (in shares)	2,380,952	2,380,952	2,380,952
Preferred stock, shares outstanding (in shares)	2,380,952	2,380,952	2,380,952